Purchases and Sales of Lithium Carbonate - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Tonnes	Dec. 31, 2023 USD ($)		Jan. 01, 2023 USD ($)	[1]
Disclosure of detailed information about business combination [line items]
Prepayments	$ 0	$ 6,673,000	[1]	$ 0
Net commission earned	$ 0
Offtake Agreement
Disclosure of detailed information about business combination [line items]
Percentage of share production basis	49.00%
Lithium carbonate offtake | Tonnes	19,600
Uncommitted lithium carbonate | Tonnes	3,800
Minera Exar
Disclosure of detailed information about business combination [line items]
Prepayments		6,673,000
Percentage of share production basis	49.00%
Lithium carbonate purchased	$ 94,800,000
Accounts payables	21,152,000
Sales	197,685,000	34,521,000
Ganfeng
Disclosure of detailed information about business combination [line items]
Prepayments		$ 2,322,000
Sales	$ 14,625,000
Ganfeng | Offtake Agreement
Disclosure of detailed information about business combination [line items]
Percentage of share production basis	80.00%
Lithium carbonate offtake | Tonnes	12,250
Production capacity | Tonnes	9,800
Ganfeng | Minera Exar
Disclosure of detailed information about business combination [line items]
Percentage of share in future sale		80.00%
Percentage of share in future production		49.00%
Bangchak
Disclosure of detailed information about business combination [line items]
Sales	$ 2,811,000
Bangchak | Offtake Agreement
Disclosure of detailed information about business combination [line items]
Lithium carbonate offtake | Tonnes	6,000
Ganfeng and Bangchak
Disclosure of detailed information about business combination [line items]
Lithium carbonate sold	$ 94,800,000

[1]	The comparative information has been reclassified as discussed in Note 13 and Note 14.